Significant Accounting Policies (Details)			12 Months Ended
		Apr. 01, 2019	Sep. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) ¥ / shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021
Significant Accounting Policies (Details) [Line Items]
Current assets			$ 24,437,682	$ 24,437,682	$ 31,908,303
Current liabilities			40,531,407	40,531,407	31,555,984
Net loss incurred			11,013,966
Accumulated deficit			(8,465,867)	$ (8,465,867)	2,484,385
Advances to suppliers			$ 502,027		533,520
Residual value percentage			5.00%
Lease term			3 years	3 years			3 years
Purchase option price (in Yuan Renminbi per share) | ¥ / shares				$ 1
Third-party lenders					165,144
Recognized interest expense			10,557		67,747	$ 128,808
VAT rate		13.00%
Government subsidies	[1]		773,716		1,505,943	517,054
Shipping and handling costs			$ 262,763		$ 396,899	$ 511,741
Tax benefit percentage			50.00%
Going Concern [Member]
Significant Accounting Policies (Details) [Line Items]
Current assets			$ 24,437,682	24,437,682
Current liabilities			$ 40,531,407	$ 40,531,407
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Lease term of equipment			2 years	2 years
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Lease term of equipment			3 years	3 years
Perspective Lessee [Member] | Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Lease term of equipment			3 years	3 years
Perspective Lessee [Member] | Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Lease term of equipment			6 years	6 years

[1]	Government subsidies as the compensation for expenses or losses already incurred or for the purpose of giving immediate financial support to the Company with no future related cost are recognized in profit or loss in the period in which they become receivable. Government subsidies as the support for certain assets were recorded in deferred government subsidies and are amortized in the future periods. For the years ended September 30, 2023, 2022 and 2021, the Company recorded government subsidies of $773,716, $1,505,943 and $517,054, respectively.